Cover	May 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 08, 2024
Entity File Number	001-32433
Entity Registrant Name	PRESTIGE CONSUMER HEALTHCARE INC.
Entity Central Index Key	0001295947
Entity Tax Identification Number	20-1297589
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	660 White Plains Road
Entity Address, City or Town	Tarrytown
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10591
City Area Code	914
Local Phone Number	524-6800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	PBH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false